UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM N-PX

           ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                     MANAGEMENT INVESTMENT COMPANY

            Investment Company Act file number   811-21469

                     Mezzacappa Long/Short Fund, LLC
          (Exact name of registrant as specified in charter)

                      630 Fifth Avenue, Suite 2600
                           New York, NY 10111
          (Address of principal executive offices) (Zip code)

                          Christopher S. Nagle
                     c/o Mezzacappa Investors, LLC
                            630 Fifth Avenue
                           New York, NY 10111
                (Name and address of agent for service)

  Registrant's telephone number, including area code:  212-332-2000

                  Date of fiscal year end:  March 31

        Date of reporting period:  July 1, 2005 - June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


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                         PROXY VOTING RECORD

               FOR PERIOD JULY 1, 2005 TO JUNE 30, 2006



     The Mezzacappa Long/Short Fund, LLC did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Mezzacappa Long/Short Fund, LLC

By (Signature and Title)     /s/ Christopher S. Nagle
                             Christopher S. Nagle, Chief Financial Officer

Date     July 28, 2006